Summary of Significant Accounting Policies (Details) - Schedule of Weighted Average Diluted Shares - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	143,184,105	143,312,746	141,222,770
Convertible Notes Outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	236,822	365,463	75,710
Convertible Preferred Stock Outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	39,447,283	39,447,283	37,647,060
Shares Underlying Warrants Outstanding [Member]
Schedule of Weighted Average Diluted Shares [Line Items]
Anti dilutive	103,500,000	103,500,000	103,500,000